Schedule of detailed information about intangible assets (Details) - USD ($)	6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	$ 8,032,307	$ 12,113,498
Amortization	585,336	1,861,336
Held for Sale - Eden		(6,345,385)
Foreign exchange	(12,683)	(371,762)
Accumulated amortization, ending balance	8,604,960	7,257,687
Intangible assets, beginning balance	2,667,363
Intangible assets, ending balance	2,082,027
Patent [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	4,400,790	2,514,737
Amortization		943,026
Held for Sale - Eden
Foreign exchange
Accumulated amortization, ending balance	4,400,790	3,457,763
Intangible assets, beginning balance
Intangible assets, ending balance
Application platforms [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	496,228	966,444
Amortization		56,000
Held for Sale - Eden		(269,098)
Foreign exchange		(14,451)
Accumulated amortization, ending balance	496,228	738,895
Intangible assets, beginning balance
Intangible assets, ending balance
Computer software [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	2,193,913	6,340,302
Amortization	424,335	424,336
Held for Sale - Eden		(4,709,219)
Foreign exchange	(10,950)	(271,030)
Accumulated amortization, ending balance	2,607,298	1,784,389
Intangible assets, beginning balance	555,110
Intangible assets, ending balance	130,775
Brand [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	232,209	1,375,647
Amortization	10,501	199,413
Held for Sale - Eden		(1,112,108)
Foreign exchange	(1,733)	(58,913)
Accumulated amortization, ending balance	240,977	404,039
Intangible assets, beginning balance	29,532
Intangible assets, ending balance	19,031
Customer lists and contracts [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	709,167	916,368
Amortization	150,500	238,561
Held for Sale - Eden		(254,960)
Foreign exchange		(27,368)
Accumulated amortization, ending balance	859,667	$ 872,601
Intangible assets, beginning balance	2,082,721
Intangible assets, ending balance	$ 1,932,221